5. GE Trademark License Agreement (Tables)	3 Months Ended	9 Months Ended
	Mar. 31, 2015	Sep. 30, 2015
Quarter Three Report [Member]
GE Trademark License
	September 30, 2015	December 31, 2014
GE Trademark License	$12,000,000	$12,000,000
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(4,260,870)	(2,434,783)
Patents – net	$7,739,130	$9,565,217

GE Trademark License - Future Amortization
Year Ending December 31
2015	$615,384
2016	2,448,161
2017	2,441,472
2018	2,234,113
$7,739,130

Quarter One Report [Member]
GE Trademark License
	March 31, 2015	December 31, 2014

GE Trademark License	$12,000,000	$12,000,000
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(3,036,789)	(2,434,783)
Patents – net	$8,963,211	$9,565,217

GE Trademark License - Future Amortization
Year Ending December 31
2015	$1,839,465
2016	2,448,161
2017	2,441,472
2018	2,234,114
$8,963,211